Risk management_Credit risk exposure by industries (Details) $ in Thousands		Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)
Categories of financial assets
Loans and other financial assets at amortized cost		₩ 293,717,693,000,000	$ 254,190,994	₩ 282,457,578,000,000
Securities at amortized cost		20,320,539,000,000	17,585,927	22,932,559,000,000
Financial assets at FVTPL (IFRS 9)	[1]	5,499,362,000,000		4,262,619,000,000
Financial assets at FVTOCI	[2]	26,795,161,000,000		17,112,249,000,000
Derivative assets (Designated for hedging)		121,131,000,000	$ 104,830	35,503,000,000
Off balance sheet item
Off-balance accounts		116,270,591,000,000		110,463,121,000,000
Total		462,724,477,000,000		437,263,629,000,000
Service
Categories of financial assets
Loans and other financial assets at amortized cost		51,233,088,000,000		48,319,987,000,000
Securities at amortized cost		8,545,838,000,000		1,157,512,000,000
Financial assets at FVTPL (IFRS 9)		162,780,000,000		120,659,000,000
Financial assets at FVTOCI		85,609,000,000		382,409,000,000
Derivative assets (Designated for hedging)		0		0
Off balance sheet item
Off-balance accounts		17,813,366,000,000		17,645,104,000,000
Total		77,840,681,000,000		67,625,671,000,000
Manufacturing
Categories of financial assets
Loans and other financial assets at amortized cost		32,983,972,000,000		34,972,072,000,000
Securities at amortized cost		0		0
Financial assets at FVTPL (IFRS 9)		128,666,000,000		153,159,000,000
Financial assets at FVTOCI		139,098,000,000		109,749,000,000
Derivative assets (Designated for hedging)		0		0
Off balance sheet item
Off-balance accounts		23,841,881,000,000		22,300,388,000,000
Total		57,093,617,000,000		57,535,368,000,000
Finance and insurance
Categories of financial assets
Loans and other financial assets at amortized cost		36,141,770,000,000		40,338,823,000,000
Securities at amortized cost		10,979,001,000,000		13,414,743,000,000
Financial assets at FVTPL (IFRS 9)		4,084,698,000,000		3,117,845,000,000
Financial assets at FVTOCI		18,968,456,000,000		13,017,646,000,000
Derivative assets (Designated for hedging)		121,131,000,000		35,503,000,000
Off balance sheet item
Off-balance accounts		10,015,897,000,000		9,654,685,000,000
Total		80,310,953,000,000		79,579,245,000,000
Construction
Categories of financial assets
Loans and other financial assets at amortized cost		3,291,001,000,000		3,295,967,000,000
Securities at amortized cost		364,591,000,000		527,847,000,000
Financial assets at FVTPL (IFRS 9)		39,193,000,000		16,118,000,000
Financial assets at FVTOCI		10,047,000,000		224,665,000,000
Derivative assets (Designated for hedging)		0		0
Off balance sheet item
Off-balance accounts		4,161,139,000,000		4,146,708,000,000
Total		7,865,971,000,000		8,211,305,000,000
Individuals
Categories of financial assets
Loans and other financial assets at amortized cost		155,120,055,000,000		145,715,074,000,000
Securities at amortized cost		0		0
Financial assets at FVTPL (IFRS 9)		15,430,000,000		7,614,000,000
Financial assets at FVTOCI		9,241,000,000		5,535,000,000
Derivative assets (Designated for hedging)		0		0
Off balance sheet item
Off-balance accounts		53,335,209,000,000		49,948,865,000,000
Total		208,479,935,000,000		195,677,088,000,000
Others
Categories of financial assets
Loans and other financial assets at amortized cost		14,947,807,000,000		9,815,655,000,000
Securities at amortized cost		431,109,000,000		7,832,457,000,000
Financial assets at FVTPL (IFRS 9)		1,068,595,000,000		847,224,000,000
Financial assets at FVTOCI		7,582,710,000,000		3,372,245,000,000
Derivative assets (Designated for hedging)		0		0
Off balance sheet item
Off-balance accounts		7,103,099,000,000		6,767,371,000,000
Total		₩ 31,133,320,000,000		₩ 28,634,952,000,000

[1]	Puttable financial instruments are not included
[2]	Financial assets at FVTOCI has been disclosed as the amount before deducting loss allowance because loss allowance does not reduce the carrying amount.